Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ST Foundation [Member]
Related Party Transaction [Line Items]
Contributed cash amounts to ST Foundation	$ 0.5	$ 0.5	$ 0.4